UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VCC MORTGAGE SECURITIES, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001542220

Velocity Commercial Capital Loan Trust 2025-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Jeff Taylor, (818) 532-3707

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

In addition, this Form ABS-15G is supplemented by the Form ABS-15G filed by VCC Mortgage Securities, LLC on May 19, 2020 (Accession Number: 0001387131-20-004976) (the “20-2 Prior Filing”). The 20-2 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the Velocity Commercial Capital Loan Trust 2020-2 securitization transaction (the “Prior Transaction”). The 20-2 Prior Filing for the Prior Transaction is incorporated by reference solely to the extent it relates to such mortgage that was included in the Prior Transaction and will be included in the Velocity Commercial Capital Loan Trust 2025-1 transaction (which such subset of loans will be separately identified therein).

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Executive Summary
99.02	AMC Data Compare Report
99.03	AMC NOO Exception and Grades Report
99.04	AMC Valuation Summary Report
99.05	AMC Servicing Upload Report
99.06	AMC Servicing Pay History Report
99.07	AMC Delinquency Summary Report
99.08	AMC Multi-Property Valuation Report
99.09	AMC Title Diligence Summary Report
99.10	AMC Title Diligence Exceptions Report
99.11	AMC GL Exception and Grades Report
99.12	AMC GL Exception Grades Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VCC MORTGAGE SECURITIES, LLC
(Depositor)

Date: January 28, 2025	/s/ Jeff Taylor
Name: Jeff Taylor
Title: Executive Vice President (senior officer in charge of securitization)